Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 94.21%
Aerospace & Defense - 3.41%
Maxar Technologies, Inc.	67,778	$2,154,663
Teledyne Technologies, Inc. (a)	3,063	1,419,333
		3,573,996
Building Products - 5.32%
A. O. Smith Corp.	25,050	1,821,636
Cie de Saint-Gobain (b)	29,950	2,171,162
Geberit AG (b)	1,909	1,594,217
		5,587,015
Chemicals - 2.55%
Danimer Scientific, Inc. (a)	13,164	257,225
Koninklijke DSM NV (b)	11,347	2,415,742
		2,672,967
Commercial Services & Supplies - 3.65%
Stericycle, Inc. (a)	29,262	2,036,635
Tetra Tech, Inc.	12,470	1,793,685
		3,830,320
Construction & Engineering - 6.28%
Arcadis NV (b)	69,498	3,441,205
MasTec, Inc. (a)	34,475	3,152,394
		6,593,599
Diversified Telecommunication Services - 1.83%
Iridium Communications, Inc. (a)	43,247	1,924,924
Electric Utilities - 5.40%
Enel S.p.A. (b)	337,309	3,073,031
SSE Plc (b)	115,088	2,585,372
		5,658,403
Electrical Equipment - 8.42%
Array Technologies, Inc. (a)	129,851	2,476,259
Schneider Electric SE (b)	24,872	4,443,789
TPI Composites, Inc. (a)	52,857	1,919,238
		8,839,286
Electronic Equipment, Instruments & Components - 12.26%
Badger Meter, Inc.	21,200	2,270,308
Halma Plc (b)	56,257	2,323,185
Itron, Inc. (a)	33,382	2,804,422
TE Connectivity Ltd. - ADR	11,817	1,775,150
Trimble, Inc. (a)	39,263	3,699,359
		12,872,424
Food Products - 3.48%
Bakkafrost P/F (b)	41,592	3,654,994
Health Care Equipment & Supplies - 4.92%
Danaher Corp.	15,918	5,159,979
Independent Power and Renewable Electricity Producers - 2.51%
Brookfield Renewable Corp. - ADR	16,008	701,310
Brookfield Renewable Partners LP	47,794	1,936,613
		2,637,923
Industrial Conglomerates - 1.20%
Roper Technologies, Inc.	2,610	1,261,361
Life Sciences Tools & Services - 4.42%
Thermo Fisher Scientific, Inc.	8,360	4,639,382

Machinery - 17.20%
Alstom SA (b)	50,061	2,152,278
Kubota Corp. (b)	185,100	3,824,476
METAWATER Co. Ltd. (b)	109,700	1,895,138
Mueller Industries, Inc.	43,235	1,928,713
Mueller Water Products, Inc.	99,715	1,657,263
Pentair PLC - ADR	34,953	2,696,973
Timken Co/The	20,819	1,531,029
Xylem Inc/NY	17,249	2,351,211
		18,037,081
Professional Services - 7.74%
Bureau Veritas SA (b)	133,670	4,442,547
Stantec, Inc. (a)(b)	31,857	1,537,489
Verisk Analytics, Inc.	10,634	2,145,516
		8,125,552
Real Estate Management & Development - 1.81%
Vonovia SE (b)	28,083	1,895,906
Semiconductors & Semiconductor Equipment - 0.57%
First Solar, Inc. (a)	6,321	594,174
Water Utilities - 1.24%
American Water Works Co., Inc.	7,150	1,303,088
Total Common Stocks (Cost $94,248,877)		98,862,374

REITS - 1.83%
Mortgage Real Estate Investment Trusts (REITs) - 1.83%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,749	1,916,687
Total REITS (Cost $1,823,597)		1,916,687

Money Market Funds - 5.65%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	5,930,025	5,930,025
Total Money Market Funds (Cost $5,930,025)		5,930,025

Total Investments (Cost $102,002,499) - 101.69%		106,709,086
Liabilities in Excess of Other Assets - (1.69)%		(1,777,455)
Total Net Assets - 100.00%		$104,931,631

Percentages are stated as a percent of net assets.

ADR American Depository Receipt.
REIT Real Estate Investment Trust.
(a) Foreign issued security.
(b) Non-income producing security.
(c) Seven day yield; the rate shown represents the rate at August 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2021.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$46,384,539	$32,024,796	$-	$78,409,335
Preferred Stock	123,747	191,435	-	315,182
Real Estate Investment Trusts	969,208	890,743	-	1,859,951
Total Equity Securities	47,477,494	33,106,974	-	80,584,468
Money Market Funds	448,491	-	-	448,491
Total Investments in Securities	$47,925,985	$33,106,974	$-	$81,032,959

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$2,499,514	$-	$2,499,514
Corporate Bonds	-	17,709,641	-	17,709,641
Mortgage Backed Securities	-	12,777,986	-	12,777,986
Municipal Bonds	-	14,045,117	-	14,045,117
U.S. Treasury Bills	-	1,102,971	-	1,102,971
U.S. Government Notes/Bonds	-	13,253,979	-	13,253,979
U.S. Government Agency Issues	-	6,061,809	-	6,061,809
Total Fixed Income Securities	-	67,451,017	-	67,451,017
Exchange-Traded Funds	2,477,869	-	-	2,477,869
Money Market Funds	151,084	-	-	151,084
Total Investments in Securities	$2,628,953	$67,451,017	$-	$70,079,970

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$92,105,528	$-	$92,105,528
Total Fixed Income Securities	-	92,105,528	-	92,105,528
Money Market Funds	699,285	-	-	699,285
Total Investments in Securities	$699,285	$92,105,528	$-	$92,804,813

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$43,221,814	$-	$43,221,814
Total Fixed Income Securities	-	43,221,814	-	43,221,814
Money Market Funds	351,440	-	-	351,440
Total Investments in Securities	$351,440	$43,221,814	$-	$43,573,254

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,949,332	$39,913,042	$-	$98,862,374
Real Estate Investment Trusts	1,916,687	-	-	1,916,687
Total Equity Securities	60,866,019	39,913,042	-	100,779,061
Money Market Funds	5,930,025	-	-	5,930,025
Total Investments in Securities	$66,796,044	$39,913,042	$-	$106,709,086

The Funds held no Level 3 securities during the period ended August 31, 2021.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2021.